Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2020-1
Statement to Securityholders
Determination Date: December 10, 2021

Payment Date	12/15/2021
Collection Period Start	11/1/2021
Collection Period End	11/30/2021
Interest Period Start	11/15/2021
Interest Period End	12/14/2021

Cut-Off Date Net Pool Balance	$1,356,484,236.72
Cut-Off Date Adjusted Pool Balance	$1,356,484,236.72

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Feb-21
Class A-2 Notes	$—	$—	$—	—	Jun-23
Class A-3 Notes	$394,998,901.81	$26,576,832.10	$368,422,069.71	0.835424	Nov-24
Class A-4 Notes	$122,790,000.00	$—	$122,790,000.00	1.000000	Aug-25
Class B Notes	$13,565,000.00	$—	$13,565,000.00	1.000000	Sep-25
Class C Notes	$13,565,000.00	$—	$13,565,000.00	1.000000	Oct-25
Class D Notes	$13,564,000.00	$—	$13,564,000.00	1.000000	Jul-26
Total Notes	$558,482,901.81	$26,576,832.10	$531,906,069.71

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$561,874,112.40	$535,297,280.30	0.394621
YSOC Amount	N/A	N/A
Adjusted Pool Balance	$561,874,112.40	$535,297,280.30
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$3,391,210.59	$3,391,210.59
Reserve Account Balance	$3,391,210.59	$3,391,210.59

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	1.63725%	ACT/360	$—
Class A-2 Notes	$—	1.64000%	30/360	$—
Class A-3 Notes	$394,998,901.81	1.60000%	30/360	$526,665.20
Class A-4 Notes	$122,790,000.00	1.63000%	30/360	$166,789.75
Class B Notes	$13,565,000.00	1.79000%	30/360	$20,234.46
Class C Notes	$13,565,000.00	1.98000%	30/360	$22,382.25
Class D Notes	$13,564,000.00	2.23000%	30/360	$25,206.43
Total Notes	$558,482,901.81			$761,278.09

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$561,874,112.40	$535,297,280.30
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$561,874,112.40	$535,297,280.30
Number of Receivable Outstanding	42,879	41,912
Weight Average Contract Rate	4.59%	4.59%
Weighted Average Remaining Term (months)	40	39

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$2,176,562.01
Principal Collections	$26,493,450.44
Liquidation Proceeds	$135,334.35
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$28,805,346.80
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$28,805,346.80

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$468,228.43	$468,228.43	$—	$—	$28,337,118.37
Interest - Class A-1 Notes	$—	$—	$—	$—	$28,337,118.37
Interest - Class A-2 Notes	$—	$—	$—	$—	$28,337,118.37
Interest - Class A-3 Notes	$526,665.20	$526,665.20	$—	$—	$27,810,453.17
Interest - Class A-4 Notes	$166,789.75	$166,789.75	$—	$—	$27,643,663.42
First Allocation of Principal	$—	$—	$—	$—	$27,643,663.42
Interest - Class B Notes	$20,234.46	$20,234.46	$—	$—	$27,623,428.96
Second Allocation of Principal	$—	$—	$—	$—	$27,623,428.96
Interest - Class C Notes	$22,382.25	$22,382.25	$—	$—	$27,601,046.71
Third Allocation of Principal	$9,621,621.51	$9,621,621.51	$—	$—	$17,979,425.20
Interest - Class D Notes	$25,206.43	$25,206.43	$—	$—	$17,954,218.77
Fourth Allocation of Principal	$13,564,000.00	$13,564,000.00	$—	$—	$4,390,218.77
Reserve Account Deposit Amount	$—	$—	$—	$—	$4,390,218.77
Regular Principal Distribution Amount	$3,391,210.59	$3,391,210.59	$—	$—	$999,008.18
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$999,008.18
Remaining Funds to Certificates	$999,008.18	$999,008.18	$—	$—	$—
Total	$28,805,346.80	$28,805,346.80	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	N/A
Increase/(Decrease)	N/A
Ending YSOC Amount	N/A

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$561,874,112.40	$535,297,280.30
Note Balance	$558,482,901.81	$531,906,069.71
Overcollateralization (Adjusted Pool Balance - Note Balance)	$3,391,210.59	$3,391,210.59
Target Overcollateralization Amount	$3,391,210.59	$3,391,210.59
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$3,391,210.59
Beginning Reserve Account Balance	$3,391,210.59
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$3,391,210.59

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.02%	8	$83,381.66
Liquidation Proceeds of Defaulted Receivables[1]	0.03%	59	$135,334.35
Monthly Net Losses (Liquidation Proceeds)			$(51,952.69)
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			(0.06)%
Second Preceding Collection Period			0.12%
Preceding Collection Period			0.09%
Current Collection Period			(0.11)%
Four-Month Average Net Loss Ratio			0.01%
Cumulative Net Losses for All Periods			$1,216,574.40
Cumulative Net Loss Ratio			0.09%
1 Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.15%	53	$786,328.85
60-89 Days Delinquent	0.06%	25	$344,449.88
90-119 Days Delinquent	0.01%	3	$73,832.43
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.23%	81	$1,204,611.16

Repossession Inventory:	# of Receivables	Principal Balance
Repossessed in the Current Collection Period	1	$17,494.19
Total Repossessed Inventory	5	$116,695.28

60+ Delinquency Percentage:	# of Receivables	Amount
60+ Day Delinquent Receivables	28	$418,282.31
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period		0.06%
Second Preceding Collection Period		0.06%
Preceding Collection Period		0.06%
Current Collection Period		0.08%
Delinquency Trigger		4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)		No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of November 2021:

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.41	0.08%	24	0.06%